Income Taxes - Additional Information (Detail)				12 Months Ended
	Dec. 23, 2019	Jun. 10, 2019	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 USD ($) Times	Dec. 31, 2017 USD ($)
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 81,324,000
Undistributed earnings of foreign subsidiaries						70,494,000
Brazil [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 42,665,000
Percentage of taxable income						30.00%
NOLs carryforwards expiration description						No expiration but offset limitation of 30% of the taxable income by fiscal year.
Argentina [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 146,000
NOLs carryforwards expiration description						Five fiscal years expiration.
Net operating loss carryforward expiration period						5 years
Effective income tax rate	30.00%					30.00%
Dividend withholding tax rate	13.00%
Percentage of temporary withholding on exports			12.00%
Argentina [member] | Software law and knowledge-based-economy promotional regime [member]
Income Tax [Line Items]
Effective income tax rate						15.00%
Fiscal bond equivalent percentage							70.00%
Fiscal bond equivalent amount							$ 75
Social security tax rate							14.00%
Threshold percentage of tax credit to offset national taxes						13.83%
Percentage of reduction in corporate income tax						60.00%
Percentage of revenue from specified activities		70.00%
Tax credit multiplication factor | Times						1.6
Argentina [member] | Scenario, forecast [member]
Income Tax [Line Items]
Effective income tax rate				25.00%
Dividend withholding tax rate				7.00%
Percentage of temporary withholding on exports				5.00%	12.00%
Colombia [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 3,028,000
NOLs carryforwards expiration description						Twelve fiscal years expiration in general.
Net operating loss carryforward expiration period						12 years
Peru [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 4,564,000
Percentage of taxable income						50.00%
NOLs carryforwards expiration description						No expiration, but offset limitation of 50% of the taxable income by fiscal year.
Mexico [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 27,416,000
NOLs carryforwards expiration description						Ten fiscal years expiration.
Net operating loss carryforward expiration period						10 years
Uruguay [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 894,000
NOLs carryforwards expiration description						Five fiscal years expiration.
Net operating loss carryforward expiration period						5 years
Chile [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 2,606,000
NOLs carryforwards expiration description						No expiration.
Others [member]
Income Tax [Line Items]
Loss carryforwards for income tax purposes						$ 5,000